Fair value measurements - Geographic Allocations of Nomura's Trading Assets Related to Government, State, Municipal, and Government Agency Securities (Detail) - Government, agency and municipal securities [Member] - JPY (¥)
¥ in Billions
		Sep. 30, 2015	Mar. 31, 2015
Fair value, concentration of credit risk [Line items]
Trading assets	[1]	¥ 9,125	¥ 7,869
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,896	2,510
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,992	1,815
EU [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,848	3,098
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		¥ 389	¥ 446

[1]	Other than above, there were \635 billion and \594 billion of government, agency and municipal securities in Other assets-Non-trading debt securities as of March 31, 2015 and September 30, 2015, respectively. The vast majority of these securities are Japanese government, agency and municipal securities.